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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Disciplined Value Fund, Evergreen Equity Income Fund, Evergreen Fundamental Large Cap Fund, Evergreen Large Cap Value Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund, for the quarter ended October 31, 2005. These six series have a July 31 fiscal year end.

Date of reporting period:        October 31, 2005

Item 1 — Schedule of Investments

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 97.8%
CONSUMER DISCRETIONARY 9.2%
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc.	41,393	$1,341,961
Hilton Hotels Corp.	32,287	627,982

		1,969,943

Household Durables 0.6%
Pulte Homes, Inc.	21,596	816,113

Media 5.2%
Comcast Corp., Class A *	22,660	630,628
Omnicom Group, Inc.	13,551	1,124,191
Time Warner, Inc.	157,756	2,812,789
Viacom, Inc., Class B	44,312	1,372,343
Walt Disney Co.	72,970	1,778,279

		7,718,230

Multi-line Retail 1.6%
J.C. Penney Co., Inc.	23,233	1,189,529
Nordstrom, Inc.	32,766	1,135,342

		2,324,871

Textiles, Apparel & Luxury Goods 0.5%
VF Corp.	12,418	648,841

CONSUMER STAPLES 6.4%
Beverages 0.5%
Pepsi Bottling Group, Inc.	25,243	717,658

Food & Staples Retailing 2.0%
BJ’s Wholesale Club, Inc. *	45,999	1,310,052
Kroger Co. *	79,027	1,572,637

		2,882,689

Food Products 1.6%
Dean Foods Co. *	21,435	774,875
Pilgrim’s Pride Corp.	29,074	915,250
Tyson Foods, Inc., Class A	41,458	737,952

		2,428,077

Household Products 0.5%
Clorox Co.	13,981	756,652

Tobacco 1.8%
Altria Group, Inc.	35,756	2,683,488

ENERGY 14.5%
Oil, Gas & Consumable Fuels 14.5%
Amerada Hess Corp.	12,681	1,586,393
BP plc, ADR	43,158	2,865,691
Chevron Corp.	68,661	3,918,483
ConocoPhillips	51,943	3,396,034
Exxon Mobil Corp.	102,673	5,764,062
Marathon Oil Corp.	31,111	1,871,638
Valero Energy Corp.	18,586	1,955,991

		21,358,292

FINANCIALS 31.6%
Capital Markets 4.8%
Bear Stearns Cos	16,854	1,783,153
Goldman Sachs Group, Inc.	21,402	2,704,571
Lehman Brothers Holdings, Inc.	21,141	2,529,943

		7,017,667

[1]

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 5.4%
Bank of America Corp.	122,282	$5,348,615
U.S. Bancorp	87,848	2,598,544

		7,947,159

Diversified Financial Services 7.4%
CIT Group, Inc.	40,020	1,830,115
Citigroup, Inc.	148,402	6,793,843
JPMorgan Chase & Co.	61,009	2,234,150

		10,858,108

Insurance 7.8%
ACE, Ltd.	26,719	1,392,060
Allstate Corp.	36,447	1,924,037
Chubb Corp.	15,103	1,404,126
First American Corp.	38,698	1,695,746
Hartford Financial Services Group, Inc.	24,118	1,923,411
MetLife, Inc.	21,774	1,075,853
St. Paul Travelers Companies, Inc.	47,662	2,146,220

		11,561,453

Real Estate 2.2%
HRPT Properties Trust REIT	97,349	1,062,077
Trizec Properties, Inc. REIT	57,887	1,287,986
Vornado Realty Trust REIT	11,161	904,041

		3,254,104

Thrifts & Mortgage Finance 4.0%
Countrywide Financial Corp.	46,730	1,484,612
Freddie Mac	37,335	2,290,502
IndyMac Bancorp, Inc.	31,278	1,167,608
MGIC Investment Corp.	16,265	963,539

		5,906,261

HEALTH CARE 8.2%
Biotechnology 0.8%
Biogen Idec, Inc. *	18,596	755,555
Invitrogen Corp. *	6,151	391,142

		1,146,697

Health Care Equipment & Supplies 0.8%
Hospira, Inc. *	31,953	1,273,327

Health Care Providers & Services 2.5%
CIGNA Corp.	5,647	654,318
HCA, Inc.	22,813	1,099,359
McKesson Corp.	41,987	1,907,469

		3,661,146

Pharmaceuticals 4.1%
Johnson & Johnson	27,546	1,724,931
Merck & Co., Inc.	40,570	1,144,885
Pfizer, Inc.	147,007	3,195,932

		6,065,748

INDUSTRIALS 8.4%
Aerospace & Defense 3.0%
General Dynamics Corp.	9,381	1,091,010
Goodrich Corp.	34,515	1,244,956
Northrop Grumman Corp.	26,975	1,447,209
Precision Castparts Corp.	14,895	705,427

		4,488,602

[2]

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.6%
Ryder System, Inc.	21,956	$870,995

Commercial Services & Supplies 1.4%
Cendant Corp.	116,320	2,026,295

Industrial Conglomerates 0.9%
General Electric Co.	38,169	1,294,311

Machinery 1.5%
Deere & Co.	18,308	1,110,929
Paccar, Inc.	15,940	1,116,119

		2,227,048

Road & Rail 1.0%
CSX Corp.	15,271	699,564
Yellow Roadway Corp. *	15,924	723,746

		1,423,310

INFORMATION TECHNOLOGY 4.6%
Communications Equipment 1.1%
Harris Corp.	21,221	872,183
Motorola, Inc.	33,283	737,551

		1,609,734

Computers & Peripherals 2.0%
Hewlett-Packard Co.	69,508	1,949,004
International Business Machines Corp.	12,637	1,034,718

		2,983,722

IT Services 1.2%
Computer Sciences Corp. *	12,343	632,579
Fiserv, Inc. *	24,888	1,087,108

		1,719,687

Software 0.3%
Cadence Design Systems, Inc. *	29,129	465,481

MATERIALS 4.4%
Chemicals 0.8%
Eastman Chemical Co.	22,967	1,211,739

Construction Materials 0.9%
Lafarge North America, Inc.	22,245	1,346,045

Metals & Mining 1.8%
NuCor Corp.	16,314	976,393
Phelps Dodge Corp.	13,678	1,647,788

		2,624,181

Paper & Forest Products 0.9%
Georgia-Pacific Corp.	40,032	1,302,241

TELECOMMUNICATION SERVICES 3.8%
Diversified Telecommunication Services 3.1%
AT&T Corp.	38,375	759,058
SBC Communications, Inc.	92,939	2,216,595
Verizon Communications, Inc.	49,710	1,566,362

		4,542,015

Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.	44,295	1,032,516

[3]

EVERGREEN DISCIPLINED VALUE FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 6.7%
Electric Utilities 3.0%
American Electric Power Co., Inc.	36,130	$1,371,495
Edison International	37,646	1,647,389
FirstEnergy Corp.	29,778	1,414,455

		4,433,339

Gas Utilities 0.6%
UGI Corp.	38,178	901,001

Independent Power Producers & Energy Traders 1.4%
Constellation Energy Group, Inc.	11,714	641,927
TXU Corp.	13,604	1,370,603

		2,012,530

Multi-Utilities 1.7%
CenterPoint Energy, Inc.	78,257	1,036,122
PG&E Corp.	42,329	1,539,929

		2,576,051

Total Common Stocks (cost $131,072,754)		144,087,367

	Principal Amount	Value

SHORT-TERM INVESTMENTS 2.0%
U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bills:
3.38%, 12/29/2005 † ƒ	$100,000	99,456
3.45%, 12/29/2005 † ƒ	150,000	149,166
3.50%, 01/05/2006 † ƒ	250,000	248,420

		497,042

	Shares	Value

MUTUAL FUND SHARES 1.7%
Evergreen Institutional Money Market Fund ø	2,555,696	2,555,696

Total Short-Term Investments (cost $3,052,738)		3,052,738

Total Investments (cost $134,125,492) 99.8%		147,140,105
Other Assets and Liabilities 0.2%		222,557

Net Assets 100.0%		$147,362,662

*	Non-income producing security
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

At October 31, 2005, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at October 31, 2005	Unrealized Loss
December 2005	12 S&P 500 Index	$3,664,584	$3,629,400	$35,184

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $134,125,492. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,448,686 and $4,434,073, respectively, with a net unrealized appreciation of $13,014,613.

[4]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 93.9%
CONSUMER DISCRETIONARY 10.3%
Hotels, Restaurants & Leisure 0.5%
Outback Steakhouse, Inc. þ	143,783	$5,414,868

Media 4.0%
Lamar Advertising Co., Class A *	129,961	5,798,860
Morningstar Inc. þ *	49,032	1,441,541
News Corp., Class B þ	750,700	11,305,542
Omnicom Group, Inc.	155,300	12,883,688
Walt Disney Co.	643,500	15,682,095

		47,111,726

Multi-line Retail 2.7%
J.C. Penney Co., Inc.	210,300	10,767,360
Saks, Inc. *	352,000	6,388,800
Target Corp.	273,483	15,230,268

		32,386,428

Specialty Retail 3.1%
Gap, Inc.	59,800	1,033,344
Home Depot, Inc.	213,000	8,741,520
Lowe’s Cos	266,693	16,206,933
Pier 1 Imports, Inc. þ	456,700	4,713,144
Zale Corp. þ *	217,300	6,090,919

		36,785,860

CONSUMER STAPLES 8.0%
Beverages 1.9%
Coca-Cola Co.	250,500	10,716,390
Diageo plc	800,000	11,817,207

		22,533,597

Food & Staples Retailing 1.1%
Wal-Mart Stores, Inc.	279,800	13,237,338

Food Products 0.7%
General Mills, Inc. þ	178,200	8,599,932

Household Products 1.6%
Procter & Gamble Co.	344,200	19,271,758

Tobacco 2.7%
Altria Group, Inc.	419,385	31,474,844

ENERGY 12.2%
Energy Equipment & Services 1.8%
Nabors Industries, Ltd. *	81,800	5,613,934
Schlumberger, Ltd.	122,800	11,146,556
Weatherford International, Ltd. þ *	75,300	4,713,780

		21,474,270

Oil, Gas & Consumable Fuels 10.4%
BP plc, ADR	487,522	32,371,461
Chevron Corp.	300,000	17,121,000
ConocoPhillips	304,400	19,901,672
Exxon Mobil Corp.	522,633	29,340,617
Occidental Petroleum Corp.	311,800	24,594,784

		123,329,534

[1]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 25.1%
Capital Markets 5.5%
A.G. Edwards, Inc. þ	216,600	$9,166,512
Bank of New York Co.	186,200	5,826,198
Goldman Sachs Group, Inc.	60,700	7,670,659
Investors Financial Services Corp. þ	266,801	10,186,462
Legg Mason, Inc.	54,100	5,805,471
Mellon Financial Corp.	146,700	4,648,923
Merrill Lynch & Co., Inc.	210,500	13,627,770
Morgan Stanley	142,900	7,775,189

		64,707,184

Commercial Banks 6.2%
Bank of America Corp.	635,400	27,792,396
Marshall & Ilsley Corp.	114,400	4,914,624
PNC Financial Services Group, Inc.	405,400	24,611,834
SunTrust Banks, Inc.	78,000	5,653,440
Wells Fargo & Co.	176,000	10,595,200

		73,567,494

Diversified Financial Services 3.2%
Citigroup, Inc.	715,158	32,739,933
JPMorgan Chase & Co.	157,100	5,753,002

		38,492,935

Insurance 7.9%
Allstate Corp.	162,600	8,583,654
American International Group, Inc.	496,902	32,199,250
Assured Guaranty, Ltd. þ	385,900	8,636,442
Everest Re Group Ltd.	81,000	8,055,450
Hartford Financial Services Group, Inc.	105,500	8,413,625
Loews Corp.	97,200	9,037,656
Marsh & McLennan Cos	470,500	13,715,075
XL Capital, Ltd., Class A	71,600	4,586,696

		93,227,848

Real Estate 0.4%
Global Signal, Inc. REIT þ	105,033	4,353,618

Thrifts & Mortgage Finance 1.9%
Freddie Mac	189,300	11,613,555
Golden West Financial Corp.	194,200	11,405,366

		23,018,921

HEALTH CARE 7.9%
Biotechnology 0.9%
Biogen Idec, Inc. *	263,600	10,710,068

Health Care Equipment & Supplies 0.9%
Baxter International, Inc.	289,400	11,063,762

Health Care Providers & Services 1.0%
WellPoint, Inc. *	156,392	11,679,355

Pharmaceuticals 5.1%
Abbott Laboratories	176,600	7,602,630
Bristol-Myers Squibb Co.	305,178	6,460,618
Johnson & Johnson	127,241	7,967,831
Merck & Co., Inc.	163,200	4,605,504
Pfizer, Inc.	512,649	11,144,989
Schering-Plough Corp.	554,872	11,286,097
Teva Pharmaceutical Industries, Ltd., ADR þ	137,400	5,237,688
Wyeth	119,750	5,336,060

		59,641,417

[2]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 8.1%
Aerospace & Defense 1.0%
Lockheed Martin Corp.	199,200	$12,063,552

Commercial Services & Supplies 1.1%
Cintas Corp.	332,000	13,469,240

Industrial Conglomerates 3.9%
3M Co.	112,600	8,555,348
General Electric Co.	868,300	29,444,053
Tyco International, Ltd.	324,000	8,550,360

		46,549,761

Machinery1.3%
Deere & Co.	146,300	8,877,484
Pall Corp. þ	223,800	5,854,608

		14,732,092

Road & Rail 0.8%
Laidlaw International, Inc. þ *	401,673	9,134,044

INFORMATION TECHNOLOGY 8.5%
Communications Equipment 1.0%
Motorola, Inc.	518,200	11,483,312

Computers & Peripherals 0.8%
Hewlett-Packard Co.	336,700	9,441,068

IT Services 1.1%
Accenture, Ltd., Class A	245,900	6,469,629
Affiliated Computer Services, Inc., Class A *	119,300	6,455,323

		12,924,952

Semiconductors & Semiconductor Equipment 1.5%
Altera Corp. *	532,350	8,863,628
Texas Instruments, Inc.	310,800	8,873,340

		17,736,968

Software 4.1%
Cadence Design Systems, Inc. þ *	307,096	4,907,394
Microsoft Corp.	560,200	14,397,140
Oracle Corp. *	2,322,500	29,449,300

		48,753,834

MATERIALS 4.9%
Chemicals 2.0%
Air Products & Chemicals, Inc.	123,379	7,062,214
Dow Chemical Co.	72,300	3,315,678
Ecolab, Inc.	168,546	5,575,502
Lyondell Chemical Co.	110,767	2,968,555
PPG Industries, Inc.	79,600	4,773,612

		23,695,561

Metals & Mining 1.7%
Alcoa, Inc.	463,000	11,246,270
Freeport-McMoRan Copper & Gold, Inc., Class B þ	174,679	8,632,636

		19,878,906

Paper & Forest Products 1.2%
Weyerhaeuser Co.	233,100	14,764,554

[3]

EVERGREEN EQUITY INCOME FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 1.5%
BellSouth Corp.	433,300	$11,274,466
SBC Communications, Inc.	278,200	6,635,070

		17,909,536

Wireless Telecommunication Services 2.4%
Alltel Corp.	215,000	13,299,900
Sprint Nextel Corp.	627,100	14,617,701

		27,917,601

UTILITIES 5.0%
Electric Utilities 3.3%
DPL, Inc. þ	245,000	6,313,650
Entergy Corp.	109,700	7,757,984
Exelon Corp.	139,200	7,242,576
FirstEnergy Corp.	133,700	6,350,750
FPL Group, Inc.	256,000	11,023,360

		38,688,320

Independent Power Producers & Energy Traders 1.2%
TXU Corp.	141,033	14,209,075

Multi-Utilities 0.5%
Energy East Corp.	250,000	5,962,500

Total Common Stocks (cost $975,084,276)		1,111,397,633

CONVERTIBLE PREFERRED STOCKS 1.8%
ENERGY 0.6%
Oil, Gas & Consumable Fuels 0.6%
Amerada Hess Corp, 7.00%, 12/01/2006	59,750	6,366,960

FINANCIALS 1.2%
Capital Markets 1.2%
Merrill Lynch & Co., Inc., 6.75%, 10/15/2007 þ	379,430	14,560,626

Total Convertible Preferred Stocks (cost $19,286,678)		20,927,586

EXCHANGE TRADED FUND 3.1%
ishares Russell 1000 Value Index Fund þ (cost $36,968,360)	572,000	37,403,080

SHORT-TERM INVESTMENTS 10.2%
MUTUAL FUND SHARES 10.2%
Evergreen Institutional U.S. Government Money Market Fund ø	24,602,798	24,602,798
Navigator Prime Portfolio þþ	96,255,163	96,255,163

Total Short-Term Investments (cost $120,857,961)		120,857,961

Total Investments (cost $1,152,197,275) 109.0%		1,290,586,260
Other Assets and Liabilities (9.0%)		(106,471,579)

Net Assets 100.0%		$1,184,114,681

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,153,527,986. The gross unrealized appreciation and depreciation on securities based on tax cost was $149,057,758 and $11,999,484, respectively, with a net unrealized appreciation of $137,058,274.

[4]

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 10.6%
Internet & Catalog Retail 1.3%
Amazon.com, Inc. *	240,646	$9,596,963
eBay, Inc. *	249,207	9,868,597

		19,465,560

Media 3.0%
Comcast Corp., Class A *	293,640	8,172,001
Comcast Corp., Special Class A *	179,744	4,926,783
News Corp., Class A	498,769	7,107,458
Omnicom Group, Inc.	189,990	15,761,571
Time Warner, Inc.	526,775	9,392,398

		45,360,211

Multi-line Retail 1.7%
J.C. Penney Co., Inc. þ	247,995	12,697,344
Nordstrom, Inc.	388,238	13,452,447

		26,149,791

Specialty Retail 3.2%
Best Buy Co., Inc.	361,243	15,988,615
Chico’s FAS, Inc. *	407,346	16,106,461
Lowe’s Cos., Inc.	259,978	15,798,863

		47,893,939

Textiles, Apparel & Luxury Goods 1.4%
Coach, Inc. *	240,290	7,732,532
NIKE, Inc., Class B	152,115	12,785,266

		20,517,798

CONSUMER STAPLES 8.3%
Beverages 1.9%
Diageo plc	625,098	9,233,640
Diageo plc, ADR þ	50,383	2,994,262
PepsiCo, Inc.	280,635	16,579,916

		28,807,818

Food & Staples Retailing 1.9%
BJ’s Wholesale Club, Inc. * þ	417,987	11,904,270
Wal-Mart Stores, Inc.	341,503	16,156,507

		28,060,777

Food Products 0.5%
General Mills, Inc. þ	163,203	7,876,177

Household Products 2.3%
Colgate-Palmolive Co.	223,013	11,810,769
Procter & Gamble Co.	402,472	22,534,407

		34,345,176

Tobacco 1.7%
Altria Group, Inc.	349,952	26,263,897

ENERGY 10.5%
Energy Equipment & Services 1.8%
Schlumberger, Ltd.	209,236	18,992,352
Weatherford International, Ltd. * þ	118,516	7,419,101

		26,411,453

Oil, Gas & Consumable Fuels 8.7%
Apache Corp.	242,172	15,457,839
BP plc, ADR	360,281	23,922,658
ConocoPhillips	191,651	12,530,142
[1]

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Exxon Mobil Corp.	904,992	$50,806,251
Massey Energy Co. þ	142,240	5,699,557
Occidental Petroleum Corp.	116,434	9,184,314
Peabody Energy Corp.	66,210	5,174,974
XTO Energy, Inc.	195,542	8,498,255

		131,273,990

FINANCIALS 19.0%
Capital Markets 5.2%
Bank of New York Co.	379,296	11,868,172
Goldman Sachs Group, Inc.	109,345	13,817,928
Legg Mason, Inc.	103,308	11,085,981
Merrill Lynch & Co., Inc.	165,126	10,690,257
Morgan Stanley	230,505	12,541,777
State Street Corp.	184,707	10,201,368
T. Rowe Price Group, Inc.	124,866	8,181,220

		78,386,703

Commercial Banks 4.9%
Bank of America Corp.	710,071	31,058,506
U.S. Bancorp	479,556	14,185,266
Wells Fargo & Co.	333,201	20,058,700
Zions Bancorp þ	112,514	8,266,404

		73,568,876

Consumer Finance 1.3%
American Express Co.	232,053	11,549,278
Capital One Financial Corp.	98,257	7,501,922

		19,051,200

Diversified Financial Services 4.3%
Citigroup, Inc.	1,024,620	46,907,103
JPMorgan Chase & Co.	511,063	18,715,127

		65,622,230

Insurance 3.0%
American International Group, Inc.	246,568	15,977,606
Chubb Corp.	105,676	9,824,698
Hartford Financial Services Group, Inc.	109,636	8,743,471
Prudential Financial, Inc.	146,891	10,692,196

		45,237,971

Real Estate 0.3%
Global Signal, Inc. REIT þ	114,031	4,726,585

HEALTH CARE 13.8%
Biotechnology 2.1%
Amgen, Inc. *	134,331	10,176,917
Biogen Idec, Inc. * þ	372,391	15,130,246
Genentech, Inc. *	70,289	6,368,183

		31,675,346

Health Care Equipment & Supplies 2.7%
Baxter International, Inc.	384,622	14,704,099
Medtronic, Inc.	275,763	15,624,732
Zimmer Holdings, Inc. *	171,023	10,906,137

		41,234,968

[2]

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 3.4%
Aetna, Inc.	263,124	$23,302,261
Caremark Rx, Inc. *	368,434	19,305,942
WellPoint, Inc. *	110,838	8,277,382

		50,885,585

Pharmaceuticals 5.6%
Abbott Laboratories	286,952	12,353,284
Eli Lilly & Co.	80,798	4,022,932
Johnson & Johnson	429,357	26,886,335
Novartis AG, ADR	67,520	3,633,926
Pfizer, Inc.	1,087,970	23,652,468
Wyeth	305,883	13,630,147

		84,179,092

INDUSTRIALS 8.9%
Aerospace & Defense 1.3%
Lockheed Martin Corp.	333,416	20,191,673

Air Freight & Logistics 0.7%
United Parcel Service, Inc., Class B	155,850	11,367,699

Commercial Services & Supplies 0.5%
Cintas Corp.	185,172	7,512,428

Electrical Equipment 0.5%
Rockwell Automation, Inc.	151,397	8,046,750

Industrial Conglomerates 4.4%
General Electric Co.	1,561,547	52,952,059
Tyco International, Ltd.	482,216	12,725,680

		65,677,739

Machinery 1.5%
Deere & Co.	124,282	7,541,432
ITT Industries, Inc.	77,369	7,860,691
Pall Corp.	250,540	6,554,126

		21,956,249

INFORMATION TECHNOLOGY 16.2%
Communications Equipment 3.8%
Cisco Systems, Inc. *	569,606	9,939,625
Corning, Inc. *	581,385	11,680,025
Motorola, Inc.	897,208	19,882,129
QUALCOMM, Inc.	368,294	14,643,369

		56,145,148

Computers & Peripherals 1.5%
Hewlett-Packard Co.	430,361	12,067,323
International Business Machines Corp.	131,989	10,807,259

		22,874,582

Internet Software & Services 1.1%
Google, Inc., Class A *	28,825	10,726,936
Yahoo!, Inc. *	165,956	6,135,393

		16,862,329

IT Services 1.0%
Accenture, Ltd., Class A	580,747	15,279,453

[3]

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 3.5%
Altera Corp. *	1,107,386	$18,437,977
Intel Corp.	516,383	12,135,000
Texas Instruments, Inc.	752,874	21,494,553

		52,067,530

Software 5.3%
Cadence Design Systems, Inc. * þ	607,110	9,701,618
Computer Associates International, Inc.	1,100	30,767
Microsoft Corp.	1,497,393	38,483,000
Oracle Corp. *	2,518,621	31,936,114

		80,151,499

MATERIALS 3.6%
Chemicals 2.0%
Air Products & Chemicals, Inc.	219,074	12,539,796
Dow Chemical Co.	168,505	7,727,639
PPG Industries, Inc. þ	154,184	9,246,414

		29,513,849

Metals & Mining 1.1%
Alcoa, Inc.	340,579	8,272,664
Phelps Dodge Corp.	73,474	8,851,413

		17,124,077

Paper & Forest Products 0.5%
Weyerhaeuser Co.	130,208	8,247,375

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 1.8%
Alltel Corp.	189,883	11,746,163
SBC Communications, Inc.	352,633	8,410,297
Verizon Communications, Inc.	245,773	7,744,307

		27,900,767

Wireless Telecommunication Services 0.7%
Sprint Nextel Corp.	440,274	10,262,787

UTILITIES 2.6%
Electric Utilities 1.1%
DPL, Inc.	284,408	7,329,194
Exelon Corp. þ	172,992	9,000,774

		16,329,968

Independent Power Producers & Energy Traders 0.6%
TXU Corp. þ	89,822	9,049,566

Multi-Utilities 0.9%
MDU Resources Group, Inc. þ	200,437	6,608,408
PG&E Corp.	205,142	7,463,066

		14,071,474

Total Common Stocks (cost $1,177,794,663)		1,447,628,085

SHORT-TERM INVESTMENTS 6.6%
MUTUAL FUND SHARES 6.6%
Evergreen Institutional U.S. Government Money Market Fund ø	60,809,566	60,809,566
Navigator Prime Portfolio þþ	38,762,955	38,762,955

Total Short-Term Investments (cost $99,572,521)		99,572,521

Total Investments (cost $1,277,367,184) 102.6%		1,547,200,606
Other Assets and Liabilities (2.6%)		(39,352,807)

Net Assets 100.0%		$1,507,847,799

[4]

EVERGREEN FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)

*	Non-income producing security
þ	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $1,290,036,991. The gross unrealized appreciation and depreciation on securities based on tax cost was $281,560,113 and $24,396,498, respectively, with a net unrealized appreciation of $257,163,615.

[5]

EVERGREEN LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 96.0%
CONSUMER DISCRETIONARY 16.3%
Auto Components 0.9%
Johnson Controls, Inc.	18,500	$1,258,925

Hotels, Restaurants & Leisure 0.5%
Applebee's International, Inc. þ	30,600	670,446

Household Durables 2.8%
Centex Corp. * þ	15,000	965,250
KB Home	11,900	777,665
Pulte Homes, Inc.	34,700	1,311,313
Ryland Group, Inc. þ	2,900	195,170
Standard Pacific Corp. þ	15,100	582,558

		3,831,956

Media 1.4%
News Corp., Class A	26,300	374,775
Omnicom Group, Inc.	9,500	788,120
Viacom, Inc., Class B	23,100	715,407
Walt Disney Co.	4,100	99,917

		1,978,219

Multi-line Retail 2.0%
Dollar General Corp.	115,000	2,235,600
Federated Department Stores, Inc.	10,000	613,700

		2,849,300

Specialty Retail 6.7%
Bed Bath & Beyond, Inc. *	28,700	1,162,924
Home Depot, Inc.	130,100	5,339,304
Lowe's Companies, Inc.	46,100	2,801,497

		9,303,725

Textiles, Apparel & Luxury Goods 2.0%
Jones Apparel Group, Inc.	45,800	1,249,424
Liz Claiborne, Inc.	43,800	1,541,760

		2,791,184

CONSUMER STAPLES 9.9%
Beverages 0.1%
Molson Coors Brewing Co., Class B	2,500	154,250

Food & Staples Retailing 3.6%
Kroger Co. *	65,900	1,311,410
SUPERVALU, Inc.	58,500	1,838,655
Wal-Mart Stores, Inc.	38,300	1,811,973

		4,962,038

Food Products 2.4%
Dean Foods Co. *	42,300	1,529,145
Sara Lee Corp.	103,700	1,851,045

		3,380,190

Household Products 1.5%
Kimberly-Clark Corp.	36,000	2,046,240

Tobacco 2.3%
Altria Group, Inc.	43,200	3,242,160

[1]

EVERGREEN LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 4.4%
Oil, Gas & Consumable Fuels 4.4%
ConocoPhillips	48,700	$3,184,006
Exxon Mobil Corp.	29,300	1,644,902
Marathon Oil Corp.	1,828	109,972
Valero Energy Corp.	10,900	1,147,116

		6,085,996

FINANCIALS 29.0%
Capital Markets 3.1%
Lehman Brothers Holdings, Inc.	24,300	2,907,981
Morgan Stanley	25,200	1,371,132

		4,279,113

Commercial Banks 2.8%
Bank of America Corp.	52,300	2,287,602
National City Corp.	43,300	1,395,559
Wells Fargo & Co.	2,800	168,560

		3,851,721

Consumer Finance 3.2%
Capital One Financial Corp.	30,600	2,336,310
MBNA Corp.	83,500	2,135,095

		4,471,405

Diversified Financial Services 2.0%
Citigroup, Inc.	60,900	2,788,002

Insurance 15.6%
Allstate Corp.	61,000	3,220,190
Ambac Financial Group, Inc.	17,800	1,261,842
American International Group, Inc.	103,500	6,706,800
Chubb Corp.	13,300	1,236,501
CNA Financial Corp. * þ	50,700	1,561,053
Hartford Financial Services Group, Inc.	25,000	1,993,750
Marsh & McLennan Cos	26,200	763,730
MetLife, Inc.	36,400	1,798,524
Old Republic International Corp.	76,100	1,971,751
Protective Life Corp.	20,400	894,336
Torchmark Corp. þ	4,800	253,584

		21,662,061

Thrifts & Mortgage Finance 2.3%
IndyMac Bancorp, Inc. þ	2,800	104,524
New York Community Bancorp, Inc. þ	7,600	122,892
Radian Group, Inc.	21,600	1,125,360
Washington Mutual, Inc.	47,936	1,898,266

		3,251,042

HEALTH CARE 15.7%
Health Care Equipment & Supplies 0.2%
Medtronic, Inc.	4,300	243,638

Health Care Providers & Services 3.2%
CIGNA Corp.	11,600	1,344,092
Health Net, Inc., Class A *	29,800	1,395,832
Pharmaceutical Product Development, Inc. * þ	14,600	839,062
UnitedHealth Group, Inc.	14,600	845,194

		4,424,180

[2]

EVERGREEN LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 12.3%
Johnson & Johnson	106,900	$6,694,078
Merck & Co., Inc.	92,700	2,615,994
Pfizer, Inc.	270,800	5,887,192
Wyeth	43,100	1,920,536

		17,117,800

INDUSTRIALS 2.7%
Aerospace & Defense 0.8%
United Technologies Corp.	21,100	1,082,008

Commercial Services & Supplies 1.0%
Cendant Corp.	77,900	1,357,018

Industrial Conglomerates 0.9%
General Electric Co.	38,900	1,319,099

INFORMATION TECHNOLOGY 11.6%
Computers & Peripherals 8.2%
Dell, Inc. *	166,300	5,301,644
Hewlett-Packard Co.	175,100	4,909,804
Lexmark International, Inc., Class A *	22,400	930,048
QLogic Corp. *	10,000	301,600

		11,443,096

Electronic Equipment & Instruments 0.7%
Ingram Micro, Inc., Class A *	52,400	948,440

IT Services 1.3%
First Data Corp.	44,200	1,787,890

Software 1.4%
Microsoft Corp.	78,400	2,014,880

MATERIALS 0.7%
Chemicals 0.7%
Ashland, Inc.	19,200	1,027,392

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 3.2%
BellSouth Corp.	47,500	1,235,950
SBC Communications, Inc.	92,100	2,196,585
Verizon Communications, Inc.	30,300	954,753

		4,387,288

UTILITIES 2.5%
Electric Utilities 1.0%
American Electric Power Co., Inc.	37,200	1,412,112

Multi-Utilities 1.5%
Sempra Energy	45,600	2,020,080

Total Common Stocks (cost $129,768,209)		133,442,894

SHORT-TERM INVESTMENTS 7.6%
MUTUAL FUND SHARES 7.6%
Evergreen Institutional Money Market Fund ø	5,438,983	5,438,983
Navigator Prime Portfolio þþ	5,175,327	5,175,327

Total Short-Term Investments (cost $10,614,310)		10,614,310

Total Investments (cost $140,382,519) 103.6%		144,057,204
Other Assets and Liabilities (3.6%)		(4,978,417)

Net Assets 100.0%		$139,078,787

[3]

EVERGREEN LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $141,288,801. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,796,623 and $7,028,220, respectively, with a net unrealized appreciation of $2,768,403.

[4]

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 87.6%
CONSUMER DISCRETIONARY 14.5%
Auto Components 2.1%
BorgWarner, Inc.	155,000	$8,988,450

Hotels, Restaurants & Leisure 1.4%
Intrawest Corp.	250,000	6,082,500

Household Durables 0.8%
WCI Communities, Inc. *	150,000	3,753,000

Media 3.5%
Cadmus Communications Corp.	235,000	4,918,550
Citadel Broadcasting Corp. *	300,000	4,134,000
Cumulus Media, Inc., Class A *	300,000	3,648,000
Journal Register Co. *	150,000	2,404,500

		15,105,050

Specialty Retail 6.7%
Aeropostale, Inc. *	215,000	4,201,100
Claire’s Stores, Inc.	550,000	14,327,500
Foot Locker, Inc.	375,000	7,290,000
Group 1 Automotive, Inc. *	118,300	3,269,812

		29,088,412

CONSUMER STAPLES 3.9%
Food Products 3.0%
Chiquita Brands International, Inc.	210,000	5,798,100
Reddy Ice Holdings, Inc.	137,500	2,994,750
Smithfield Foods, Inc. *	135,300	4,002,174

		12,795,024

Household Products 0.9%
Spectrum Brands, Inc. *	190,000	3,933,000

ENERGY 7.2%
Energy Equipment & Services 3.9%
Maverick Tube Corp. *	205,200	6,352,992
Superior Energy Services, Inc. *	525,000	10,699,500

		17,052,492

Oil, Gas & Consumable Fuels 3.3%
Cimarex Energy Co. *	147,100	5,775,146
Forest Oil Corp. *	195,000	8,517,600

		14,292,746

FINANCIALS 18.9%
Commercial Banks 7.1%
Alabama National BanCorp	49,405	3,195,515
AmericanWest Bancorp. *	54,700	1,255,365
First State Bancorp	192,000	4,283,520
Prosperity Bancshares, Inc.	190,000	5,793,100
Sky Financial Group, Inc.	300,000	8,424,000
South Financial Group, Inc.	285,000	7,857,450

		30,808,950

Consumer Finance 0.8%
Cash America International, Inc.	150,000	3,279,000

Insurance 8.1%
Bristol West Holdings, Inc.	420,000	8,097,600
HCC Insurance Holdings, Inc.	427,500	12,825,000
Hilb, Rogal & Hobbs Co.	144,000	5,392,800
[1]

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
RenaissanceRe Holdings, Ltd.	63,000	$2,384,550
RLI Corp.	120,000	6,450,000

		35,149,950

Real Estate 0.9%
First Industrial Realty Trust, Inc. REIT	100,000	4,063,000

Thrifts & Mortgage Finance 2.0%
Radian Group, Inc.	55,000	2,865,500
Webster Financial Corp.	125,000	5,771,250

		8,636,750

HEALTH CARE 7.0%
Health Care Providers & Services 7.0%
Coventry Health Care, Inc. *	225,000	12,147,750
Owens & Minor, Inc.	290,000	8,540,500
Pediatrix Medical Group, Inc. *	122,000	9,401,320

		30,089,570

INDUSTRIALS 22.6%
Aerospace & Defense 0.6%
Herley Industries, Inc. *	152,400	2,577,084

Air Freight & Logistics 2.4%
Pacer International, Inc. *	400,000	10,340,000

Building Products 0.7%
American Woodmark Corp.	95,800	2,966,926

Commercial Services & Supplies 3.2%
Banta Corp.	120,000	6,040,800
United Stationers, Inc. *	170,000	7,712,900

		13,753,700

Construction & Engineering 1.7%
Granite Construction, Inc.	210,000	7,163,100

Electrical Equipment 1.3%
Ametek, Inc.	140,000	5,702,200

Machinery 8.6%
Barnes Group, Inc.	230,000	8,050,000
Bucyrus International, Inc.	100,000	4,155,000
Commercial Vehicle Group, Inc. *	230,000	4,489,600
Kennametal, Inc.	150,000	7,666,500
Pentair, Inc.	210,000	6,822,900
Wabash National Corp.	340,000	6,259,400

		37,443,400

Marine 1.5%
Kirby Corp. *	130,000	6,717,100

Road & Rail 2.6%
Yellow Roadway Corp. *	250,000	11,362,500

INFORMATION TECHNOLOGY 8.3%
Electronic Equipment & Instruments 5.5%
Aeroflex, Inc. *	650,000	5,889,000
Arrow Electronics, Inc. *	350,000	10,328,500
Benchmark Electronics, Inc. *	275,000	7,724,750

		23,942,250

IT Services 1.3%
Perot Systems Corp., Class A *	410,000	5,682,600

[2]

EVERGREEN SMALL CAP VALUE FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 1.5%
International Rectifier Corp. *	220,000	$6,509,800

MATERIALS 5.2%
Chemicals 3.8%
Cytec Industries, Inc.	250,400	10,341,520
Scotts Miracle-Gro Co., Class A *	70,000	6,145,300

		16,486,820

Containers & Packaging 1.4%
AptarGroup, Inc.	115,000	5,886,850

Total Common Stocks (cost $309,476,437)		379,652,224

SHORT-TERM INVESTMENTS 13.0%
MUTUAL FUND SHARES 13.0%
Evergreen Institutional Money Market Fund ø (cost $56,119,879)	56,119,879	56,119,879

Total Investments (cost $365,596,316) 100.6%		435,772,103
Other Assets and Liabilities (0.6%)		(2,415,572)

Net Assets 100.0%		$433,356,531

*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $365,388,287. The gross unrealized appreciation and depreciation on securities based on tax cost was $81,217,797 and $10,833,981, respectively, with a net unrealized appreciation of $70,383,816.

[3]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS 96.1%
CONSUMER DISCRETIONARY 19.0%
Auto Components 0.5%
Cooper Tire & Rubber Co. þ	977,207	$13,348,648

Hotels, Restaurants & Leisure 6.6%
Jack In The Box, Inc. * þ	697,822	20,725,313
La Quinta Corp. * þ	3,758,574	31,384,093
Lone Star Steakhouse & Saloon, Inc. þ	893,833	23,069,830
O’Charley’s, Inc. *	211,383	2,898,061
Rare Hospitality International, Inc. * þ	738,959	22,582,587
Ryan’s Restaurant Group, Inc. * þ	2,138,224	22,793,468
Triarc Companies, Inc., Class B þ	2,887,278	42,933,824

		166,387,176

Household Durables 3.5%
Blyth, Inc.	180,285	3,288,398
Cavco Industries, Inc. * þ	317,634	12,533,838
Dixie Group, Inc. * þ	342,411	4,697,879
Ethan Allen Interiors, Inc. þ	162,777	5,505,118
La-Z-Boy, Inc. þ	1,364,600	16,156,864
Skyline Corp. þ	159,538	6,341,636
Snap-On, Inc. þ	546,124	19,671,386
Tupperware Corp. þ	860,732	19,736,585

		87,931,704

Media 2.3%
Liberty Corp. þ	308,820	14,341,601
ProQuest Co. * þ	718,978	21,317,698
Valassis Communications, Inc. * þ	428,706	13,397,062
World Wrestling Entertainment, Inc.	563,037	7,178,722

		56,235,083

Specialty Retail 3.7%
Borders Group, Inc.	428,539	8,412,221
Deb Shops, Inc. þ	229,167	5,795,634
Foot Locker, Inc.	1,494,080	29,044,915
Group 1 Automotive, Inc. * þ	215,655	5,960,704
Movie Gallery, Inc. þ	1,030,742	7,173,964
Pier 1 Imports, Inc. þ	1,350,769	13,939,936
Zale Corp. * þ	832,375	23,331,471

		93,658,845

Textiles, Apparel & Luxury Goods 2.4%
Cutter & Buck, Inc.	295,213	3,637,024
Kellwood Co. þ	1,183,223	25,924,416
Russell Corp. þ	139,920	1,893,117
Stride Rite Corp. þ	1,509,856	19,658,325
Xerium Technologies, Inc. þ	942,915	9,853,462

		60,966,344

CONSUMER STAPLES 4.9%
Food & Staples Retailing 1.8%
Casey’s General Stores, Inc. þ	1,654,112	35,695,737
Topps Co. þ	1,364,484	9,933,444

		45,629,181

[1]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 2.7%
Corn Products International, Inc.	495,317	$11,793,498
Del Monte Foods Co. þ	600,951	15,666,792
Delta & Pine Land Co. þ	1,002,685	25,016,991
Tootsie Roll Industries, Inc. þ	489,186	14,822,336

		67,299,617

Tobacco 0.4%
Universal Corp. þ	251,546	9,417,882

ENERGY 6.4%
Energy Equipment & Services 2.3%
Atwood Oceanics, Inc. * þ	388,480	27,356,762
Global Industries, Ltd. * þ	1,336,414	16,985,822
Tidewater, Inc. þ	307,799	14,146,442

		58,489,026

Oil, Gas & Consumable Fuels 4.1%
Cabot Oil & Gas Corp., Class A þ	79,410	3,636,184
Forest Oil Corp. * þ	503,487	21,992,312
Stone Energy Corp. * þ	860,271	39,486,439
Whiting Petroleum Corp. * þ	947,270	38,411,798

		103,526,733

FINANCIALS 16.6%
Capital Markets 2.0%
Investment Technology Group, Inc. * þ	729,842	23,727,164
Knight Capital Group, Inc. * þ	2,518,583	24,102,839
Westwood Holdings Group, Inc.	133,899	2,400,809

		50,230,812

Commercial Banks 3.0%
BancorpSouth, Inc. þ	820,380	18,187,825
First Citizens BancShares, Inc. þ	167,643	27,996,381
Hancock Holding Co. þ	351,623	12,542,392
Mid-State Bancshares, Inc. þ	621,642	16,865,147

		75,591,745

Insurance 6.3%
Assured Guaranty, Ltd. þ	1,584,818	35,468,227
Endurance Specialty Holdings, Ltd.	1,034,543	34,305,446
Harleysville Group, Inc. þ	412,314	10,019,230
Hilb, Rogal & Hobbs Co. þ	255,691	9,575,628
IPC Holdings, Ltd. þ	439,113	11,561,845
LandAmerica Financial Group, Inc. þ	272,783	17,228,974
Stewart Information Services Corp. þ	651,071	33,159,046
U.S.I. Holdings Corp. * þ	537,578	7,069,151

		158,387,547

Real Estate 3.1%
Annaly Mortgage Management, Inc. REIT	240,448	2,760,343
Brandywine Realty Trust REIT þ	261,283	7,159,154
Deerfield Triarc Capital Corp. REIT þ	1,979,556	25,674,841
Forest City Enterprises, Inc. þ	566,514	20,898,702
Post Properties, Inc. REIT þ	550,662	22,467,010

		78,960,050

[2]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.2%
NetBank, Inc. þ	2,019,040	$15,788,893
NewAlliance Bancshares, Inc. þ	2,726,067	39,309,886

		55,098,779

HEALTH CARE 4.0%
Health Care Equipment & Supplies 2.8%
Analogic Corp. þ	437,572	20,478,370
Edwards Lifesciences Corp. *	187,821	7,772,033
Millipore Corp. * þ	183,928	11,260,072
VIASYS Healthcare, Inc. * þ	787,706	18,818,296
West Pharmaceutical Services, Inc. þ	549,951	13,187,825

		71,516,596

Health Care Providers & Services 0.6%
Per-Se Technologies, Inc. * þ	623,169	13,853,047

Pharmaceuticals 0.6%
Par Pharmaceutical Companies, Inc. * þ	540,800	13,995,904

INDUSTRIALS 16.8%
Aerospace & Defense 1.2%
GenCorp, Inc. * þ	1,189,720	21,819,465
Ladish Co., Inc. * þ	397,539	7,946,804

		29,766,269

Airlines 0.2%
US Airways Group, Inc.	194,200	4,792,856

Building Products 0.3%
Apogee Enterprises, Inc. þ	450,361	7,376,913

Commercial Services & Supplies 4.7%
Adesa, Inc. þ	232,387	4,973,082
Banta Corp. þ	479,871	24,156,706
Deluxe Corp. þ	416,428	13,879,545
Heidrick & Struggles International, Inc. * þ	499,670	16,129,348
John H. Harland Co. þ	880,115	36,603,983
Tetra Tech, Inc. * þ	474,859	7,331,823
Viad Corp.	531,532	15,313,437

		118,387,924

Electrical Equipment 1.2%
A.O. Smith Corp. þ	227,376	7,362,435
Genlyte Group, Inc. * þ	439,212	22,386,636

		29,749,071

Machinery 6.2%
AGCO Corp. * þ	668,660	10,691,873
Ampco-Pittsburgh Corp. þ	301,308	4,311,718
Briggs & Stratton Corp. þ	758,533	24,257,885
Crane Co. þ	553,299	17,130,137
EnPro Industries, Inc. *	444,701	12,407,158
Gardner Denver, Inc. * þ	404,777	19,672,162
Joy Global, Inc.	286,261	13,130,792
Kadant, Inc. * þ	1,054,288	17,712,039
Kaydon, Corp. þ	94,787	2,800,956
Mueller Industries, Inc.	1,153,532	31,768,271
Supreme Industries, Inc., Class A þ	401,135	3,610,215

		157,493,206

[3]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Marine 0.5%
Horizon Lines, Inc. þ	320,891	$3,635,695
TBS International Ltd., Class A * þ	824,969	8,497,181

		12,132,876

Road & Rail 2.5%
Arkansas Best Corp. þ	1,050,250	40,707,690
Dollar Thrifty Automotive Group, Inc. * þ	445,501	16,795,388
RailAmerica, Inc. * þ	538,369	6,379,672

		63,882,750

INFORMATION TECHNOLOGY 11.9%
Communications Equipment 2.5%
3Com Corp. * þ	1,639,193	6,310,893
Belden CDT, Inc. þ	1,737,368	34,625,744
CommScope, Inc. * þ	869,630	16,975,178
Enterasys Networks, Inc. * þ	347,047	3,460,053

		61,371,868

Computers & Peripherals 2.4%
Adaptec, Inc. * þ	2,186,209	8,985,319
Brocade Communications Systems, Inc. * þ	2,253,738	8,383,906
Electronics for Imaging, Inc. * þ	140,783	3,535,061
Imation Corp. þ	576,914	24,697,688
Komag, Inc. * þ	142,315	3,816,888
Quantum Corp. * þ	3,910,839	11,810,734

		61,229,596

Electronic Equipment & Instruments 1.8%
AVX Corp. þ	1,060,610	13,130,352
Kemet Corp. * þ	264,422	1,829,800
Technitrol, Inc.	1,803,539	30,335,526

		45,295,678

IT Services 2.7%
eFunds Corp. *	1,159,812	23,926,921
MoneyGram International, Inc.	1,849,869	44,951,817

		68,878,738

Semiconductors & Semiconductor Equipment 1.5%
Cabot Microelectronics Corp. * þ	213,327	6,271,814
Credence Systems Corp. * þ	699,751	5,388,083
Lattice Semiconductor Corp. * þ	1,573,559	6,892,188
Standard Microsystems Corp. *	677,342	19,148,458

		37,700,543

Software 1.0%
Borland Software Corp. * þ	1,625,023	8,206,366
SSA Global Technologies, Inc. * þ	768,410	12,025,617
Transaction Systems Architects, Inc., Class A *	144,439	3,901,297

		24,133,280

MATERIALS 11.7%
Chemicals 5.1%
A. Schulman, Inc. þ	971,972	19,837,949
American Pacific Corp. * þ	330,642	1,858,869
Arch Chemicals, Inc. þ	893,773	23,479,417
[4]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
CF Industries Holdings, Inc.	1,545,355	$21,356,806
FMC Corp. * þ	389,602	21,209,933
H.B. Fuller Co.	1,111,665	33,316,600
Octel Corp. þ	410,351	6,151,161

		127,210,735

Construction Materials 0.8%
Eagle Materials, Inc. þ	191,355	20,377,394

Containers & Packaging 2.8%
Owens-Illinois, Inc. *	906,418	17,258,199
Packaging Corporation of America þ	1,303,100	26,439,899
Rock-Tenn Co., Class A þ	1,188,268	16,481,277
Silgan Holdings, Inc.	331,410	10,661,460

		70,840,835

Metals & Mining 0.6%
Bayou Steel Corp. *	94,355	3,113,715
Quanex Corp. þ	200,775	11,626,880
Roanoke Electric Steel Corp. þ	47,553	1,041,886

		15,782,481

Paper & Forest Products 2.4%
Deltic Timber Corp. þ	203,458	9,359,068
Glatfelter þ	551,082	7,489,205
Louisiana-Pacific Corp. þ	365,110	9,102,192
Neenah Paper, Inc. þ	979,127	28,443,639
Schweitzer-Mauduit International, Inc. þ	268,008	6,491,154

		60,885,258

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.6%
Commonwealth Telephone Enterprises, Inc. þ	1,096,705	39,360,742

UTILITIES 3.2%
Electric Utilities 2.4%
Allete, Inc. þ	865,041	38,070,455
El Paso Electric Co. * þ	1,076,816	23,313,066

		61,383,521

Gas Utilities 0.8%
Atmos Energy Corp.	726,691	19,111,973

Total Common Stocks (cost $2,017,534,772)		2,417,669,226

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.3%
UTILITIES 0.3%
Independent Power Producers & Energy Traders 0.3%
Calpine Corp., 7.75%, 06/01/2015 (cost $8,894,000)	$8,894,000	6,937,320

[5]

EVERGREEN SPECIAL VALUES FUND SCHEDULE OF INVESTMENTS continued
October 31, 2005 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 22.0%
MUTUAL FUND SHARES 22.0%
Evergreen Institutional Money Market Fund ø	68,022,868	$68,022,868
Navigator Prime Portfolio þþ	485,030,981	485,030,981

Total Short-Term Investments (cost $553,053,849)		553,053,849

Total Investments (cost $2,579,482,621) 118.4%		2,977,660,395
Other Assets and Liabilities (18.4%)		(461,872,628)

Net Assets 100.0%		$2,515,787,767

þ	All or a portion of this security is on loan.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On October 31, 2005, the aggregate cost of securities for federal income tax purposes was $2,580,696,121. The gross unrealized appreciation and depreciation on securities based on tax cost was $499,197,729 and $102,233,455, respectively, with a net unrealized appreciation of $396,964,274.

[6]

Item 2 — Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: December 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: December 30, 2005

By: /s/ Jeremy DePalma —————————————— Jeremy DePalma Principal Financial Officer Date: December 30, 2005